                       MFS(R) INSTITUTIONAL SERIES TRUST:

                   MFS(R) INSTITUTIONAL LARGE CAP GROWTH FUND

                      SUPPLEMENT TO THE CURRENT PROSPECTUS

EFFECTIVE MARCH 1, 2006, THE APPLICABLE PORTION OF THE PORTFOLIO MANAGERS SECTION OF THE PROSPECTUS IS HEREBY REVISED AS FOLLOWS:

PORTFOLIO MANAGERS

Information regarding the portfolio managers of the fund is set forth below. Further information regarding the fund's portfolio managers, including other accounts managed, compensation, ownership of fund shares and possible conflicts of interest, is available in the fund's SAI. The portfolio managers are jointly responsible for the day-to-day management of the fund.

FUND                        PORTFOLIO MANAGERS          PRIMARY ROLE          SINCE     TITLE AND FIVE YEAR HISTORY
----                        ------------------          ------------          -----     ---------------------------
MFS Institutional Large        Stephen Pesek         Portfolio Manager        1999      Senior Vice President of MFS; employed
Cap Growth Fund                                                                         in the investment management area of MFS
                                                                                        since 1994.
                               S. Irfan Ali          Portfolio Manager        2003      Senior Vice President of MFS; employed
                                                                                        in the investment management area of MFS
                                                                                        since 1993.
                           Maureen H. Pettirossi     Portfolio Manager        2005      Vice President of MFS; employed in the
                                                                                        investment management area of MFS since
                                                                                        2002; Senior Securities Analyst of
                                                                                        Wilke/Thompson Capital Management prior
                                                                                        to 2002.




The date of this Supplement is December 6, 2005, as revised March 10, 2006.